Share-Based Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Plans

11. Share-Based Plans

As of March 31, 2014, there were 2,974,000 options outstanding and 1,128,000 share-based awards available for grant under the outstanding equity incentive plans.

For the three months ended March 31, 2014, the Company recognized share-based compensation of $1,522,000, of which $444,000 related to the accelerated vesting of Donald Glidewell’s option awards. In connection with Mr. Glidewell’s retirement, the Company entered into a transition agreement with Mr. Glidewell (See Note 8) which provided, among other things, for the vesting of his outstanding equity awards through the retirement date. For the three months ended March 31, 2013, the Company recognized share-based compensation of $249,000.

During the three months ended March 31, 2014, the Company granted 769,000 options at a weighted-average exercise price of $14.87 per share. During the three months ended March 31, 2014, 378,000 options were exercised at a weighted-average exercise price of $2.49 per share.

13. Stock Option Plans

In July 2006, the Company authorized the 2006 Equity Incentive Plan, as amended, (2006 Plan). The 2006 Plan provided for the issuance of up to 1,434,000 shares of common stock underlying awards. The 2006 Plan was terminated in December 2011. As of December 31, 2013 and 2012, there were no shares available to be granted under the 2006 Equity Incentive Plan.

The 2006 Plan allowed holders to exercise stock options prior to their vesting. The common stock received by the employee is restricted and follows the same vesting schedule as the originally granted option. In the event the employee terminates employment from the Company (whether voluntary or involuntary), the Company retains a right to repurchase the unvested common stock at the original option exercise price. As of December 31, 2013 and 2012, no options had been exercised that would be subject to repurchase.

As of December 31, 2013, options to purchase 705,000 shares of the Company’s common stock at a weighted-average exercise price of $1.04 per share were outstanding under the 2006 Plan, of which 624,000 were vested at December 31, 2013. During the year ended December 31, 2013, 204,000 and 116,000 options were exercised and canceled, respectively, under the 2006 Plan.

In July 2011 and as amended in September 2012, the Company authorized the 2011 Stock Plan (2011 Plan). The 2011 Plan provided for the issuance of up to 1,167,000 shares of common stock underlying awards, plus any shares of common stock underlying awards previously issued under the 2006 Plan that terminate or expire after the date of authorization of the 2011 Plan, subject to certain adjustments. In addition, the 2011 Plan provided that the Company not deliver more than 2,446,000 shares upon the exercise of incentive stock options issued under both the 2006 Plan and 2011 Plan. The 2011 Plan was terminated in August 2013 and no new stock awards may be granted under the 2011 Plan. As of December 31, 2013, there were no shares available to be granted under the 2011 Plan.

As of December 31, 2013, options to purchase 1,131,000 shares of the Company’s common stock at a weighted-average exercise price of $7.67 per share were outstanding under the 2011 Plan, of which 420,000 were vested at December 31, 2013. During the year ended December 31, 2013, 13,000 and 120,000 options were exercised and canceled, respectively, under the 2011 Plan.

In August 2013, the Company’s Board of Directors adopted the 2013 Stock Incentive Plan (2013 Plan) covering officers, employees, directors of, and consultants to, the Company. The 2013 Plan allows for the granting of the following types of “stock awards”: incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and dividend equivalent rights. At the time the 2013 Plan was established, the maximum aggregate number of shares of the Company’s common stock that could be issued pursuant to the 2013 Plan was 1,600,000 plus the number of shares of common stock reserved for issuance pursuant to future grants under the 2011 Plan. The number of shares authorized for issuance pursuant to the 2013 Plan is automatically increased by any additional shares that would have otherwise returned to the 2011 Plan as a result of the forfeiture, termination or expiration of awards previously granted under the 2011 Plan. In addition, the number of shares authorized for issuance pursuant to the 2013 Plan will increase by a number equal to the least of (i) 3.5% of the number of shares of the Company’s common stock outstanding on the last day of the immediately preceding fiscal year or (ii) a lesser number of shares determined by the administrator.

As of December 31, 2013, options to purchase 772,000 shares of the Company’s common stock at a weighted-average exercise price of $16.74 per share were outstanding under the 2013 Plan, of which 11,000 were vested at December 31, 2013. During the year ended December 31, 2013, no options were exercised and 42,000 options were canceled under the 2013 Plan.

Generally, options vest 25% on the first anniversary from the date of grant and 1/48 per month thereafter; however, options may be granted with different vesting terms as determined by the Company’s Board of Directors.

The following table summarizes the activity under the Company’s stock option plans for the year ended December 31, 2013 (in thousands, except exercise price and remaining contractual life data):

	SHARES AVAILABLE FOR GRANT	SHARES OUTSTANDING	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (IN YEARS)	AGGREGATE INTRINSIC VALUE
Balances at December 31, 2012	352	2,067	$3.86	7.7	$14,380
Options authorized	1,600	—
Options granted	(1,036)	1,036	$15.76
Options exercised	—	(217)	$1.18
Options canceled	278	(278)	$6.24

Balances at December 31, 2013	1,194	2,608	$8.56	8.1	$24,158

Vested and expected to vest at December 31, 2013		2,409	$8.25	8.0	$23,061

Exercisable at December 31, 2013		1,054	$2.97	6.5	$15,610

The total intrinsic value of options exercised for the years ended December 31, 2013, 2012 and 2011 were $2,801,000, $93,000 and $7,000, respectively.

The estimated fair value of options vested during the years ended December 31, 2013, 2012 and 2011, was $1,314,000, $489,000 and $228,000, respectively. The weighted-average estimated fair value of options granted during the years ended December 31, 2013, 2012 and 2011 was $10.35 per share, $4.24 per share and $0.78 per share, respectively.

During the years ended December 31, 2013, 2012 and 2011, the Company recorded share-based compensation expense of $2,300,000, $662,000 and $271,000, respectively. For the years ended December 31, 2013, 2012 and 2011, the Company did not realize any tax benefit associated with its share-based compensation expense. No tax benefit was recognized because a portion of the option grants were ISOs for which stock-based compensation expense is not deductible and also due to the full valuation allowance on the Company’s deferred tax asset that is further discussed in Note 16.

As of December 31, 2013, with the exception of unvested options granted to Donald Glidewell for which the vesting will be accelerated through his retirement date of March 31, 2013 (see below), the total share-based compensation expense related to unvested options granted to employees under the Company’s stock option plans but not yet recognized was $10,454,000. These costs will be amortized to expense on a straight-line basis over a weighted-average remaining term of 3.3 years.

In connection with Mr. Glidewell’s retirement, the Company entered into a transition agreement with Mr. Glidewell (See Note 6) which provides, among other things, for the vesting of his outstanding equity awards through the retirement date. For the year ended December 31, 2013, the Company recorded share-based compensation expense of $266,000 relating to the acceleration of vesting of Mr. Glidewell’s option awards. The total share-based compensation expense related to unvested options granted to Mr. Glidewell under the Company’s stock option plans but not yet recognized was $444,000. These costs will be amortized to expense on a straight-line basis over a weighted-average remaining term of 0.3 years.